Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 12,540	[1]	$ 12,005	[1]	$ 10,596	[1]
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	368		2,111
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	3,536		2,522
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,215		1,794
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	943		870
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,093		808
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,414		1,971
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	866		920
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	348		353
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	757		656
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	7,589	[2]	6,953	[2]	6,542	[2]
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	299		299
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,723		1,513
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,194		1,966
International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	825		785
International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	914		956
International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	613		536
International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	110		55
International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	465		433
International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	446		410
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	644	[3]	422	[3]	414	[3]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	28	[4]	19	[4]
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	79	[4]	24	[4]
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	50	[4]	17	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	20	[4]	8	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	25	[4]	8	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	55	[4]	19	[4]
Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	350	[4]	312	[4]
Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	37	[4]	15	[4]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	3,519	[5]	2,509	[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	3,519	[5]	2,509	[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,638	[5]	1,432	[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,638	[5]	1,432	[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	79	[5]	24	[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	79	[4],[5]	24	[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	7,395	[5]	7,911	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	368	[5]	2,111	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	17	[5]	12	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,215	[5]	1,794	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	943	[5]	870	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,093	[5]	805	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,411	[5]	1,966	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	348	[5]	353	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	5,118	[5]	4,756	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	299	[5]	299	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	85	[5]	81	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,194	[5]	1,966	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	825	[5]	785	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	914	[5]	956	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	613	[5]	536	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	14	[5]	4	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	117	[5]	67	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	57	[5]	62	[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	565	[5]	398	[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	28	[4],[5]	19	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	50	[4],[5]	17	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	20	[4],[5]	8	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	25	[4],[5]	8	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	55	[4],[5]	19	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	350	[4],[5]	312	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	37	[4],[5]	15	[4],[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,626	[5]	1,585	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]	1	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]	3	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	3	[5]	5	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	866	[5]	920	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	757	[5]	656	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	833	[5]	765	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	96	[5]	51	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	348	[5]	366	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	389	[5]	348	[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.
[2]	The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.
[3]	The funded status of our postretirement plans is largely unchanged as changes in actuarial assumptions were offset by the actual return on plan assets and increased contributions.
[4]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[5]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).